Acquisitions - HF EU (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
ASSETS
Total current assets	¥ 2,831,327		¥ 3,328,321		$ 387,886
Total assets	3,771,131		4,307,224		516,639
Liabilities [Abstract]
Total current liabilities	5,125,222		4,252,228		702,151
Total liabilities	5,516,026		5,138,852		$ 755,690
Revenue from Contract with Customer, Excluding Assessed Tax	5,561,266	$ 761,891	4,699,673	¥ 3,561,994
Total cost of revenues	(4,407,076)	(603,767)	(3,426,967)	(2,568,115)
Gross profit	1,154,190	158,124	1,272,706	993,879
Loss from operation	(882,239)	(120,865)	(917,742)	(1,628,221)
Loss before income taxes	(988,388)	(135,408)	(1,019,138)	(1,578,081)
Net loss attributable to ECARX Holdings Inc.	¥ (932,315)	$ (127,726)	(940,506)	¥ (1,564,164)
HF Tech Europe AB
ASSETS
Total current assets			39,580
Total assets			39,580
Liabilities [Abstract]
Total current liabilities			36,749
Total liabilities			36,749
Revenue from Contract with Customer, Excluding Assessed Tax			33,527
Total cost of revenues			(30,849)
Gross profit			2,678
Loss from operation			(28)
Loss before income taxes			(314)
Net loss attributable to ECARX Holdings Inc.			¥ (314)